Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (2,243)	¥ (2,880)
Prior service credit	1,559	1,145
Pension liability adjustments, pre-tax	¥ (684)	¥ (1,735)